Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Raw materials	$ 740,543	$ 488,548
Work-in-process	153,004	132,511
Finished goods	1,169,397	922,194
Inventory allowance	(224,574)	(9,661)
Inventory, net	$ 1,838,370	$ 1,533,592